14. Investment Properties (Details - Investment Fair Values) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 29,801,631	$ 33,829,902	$ 35,786,053
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	29,801,631	33,829,902	35,786,053
Milano, Corso Europa 22 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties			5,339,312
Milano, Corso Europa 22 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	0	0	5,339,312
Buccinasco, Via Lucania 2-4-6 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	18,077,566	18,982,736	16,492,776
Buccinasco, Via Lucania 2-4-6 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	18,077,566	18,982,736	16,492,776
Buccinasco, Via Privata Mulino 24 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,065,408	1,130,068	981,336
Buccinasco, Via Privata Mulino 24 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,065,408	1,130,068	981,336
Buccinasco, Via Lazio 95 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,558,015	3,907,149	3,703,752
Buccinasco, Via Lazio 95 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,558,015	3,907,149	3,703,752
Buccinasco, Via Bruno Buozzi 22 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties		180,330	849,436
Buccinasco, Via Bruno Buozzi 22 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	0	180,330	849,436
Buccinasco, Via Emilia 30 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	170,694	180,330	162,501
Buccinasco, Via Emilia 30 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	170,694	180,330	162,501
Rozzano, Milanofiori, Building A5 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	2,577,599	2,789,103	2,437,512
Rozzano, Milanofiori, Building A5 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	2,577,599	2,789,103	2,437,512
Rozzano, Milanofiori, Building N1 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,688,831	3,847,039	3,397,744
Rozzano, Milanofiori, Building N1 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,688,831	3,847,039	3,397,744
Rozzano, Milanofiori, Building Q5 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,082,591	1,154,112	1,018,268
Rozzano, Milanofiori, Building Q5 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,082,591	1,154,112	1,018,268
Rozzano, Milanofiori, Building Q7 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,580,927	1,659,035	1,403,416
Rozzano, Milanofiori, Building Q7 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 1,580,927	$ 1,659,035	$ 1,403,416